EQUITY TRANSACTIONS - Narrative (Details)						1 Months Ended	12 Months Ended
	Dec. 23, 2022	Aug. 19, 2022 $ / shares shares	Jun. 27, 2022 $ / shares shares	May 31, 2022 shares	Apr. 05, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 16, 2022 $ / shares shares	Jul. 27, 2021 shares	Jul. 12, 2021 $ / shares shares
Class of Stock [Line Items]
Authorized share capital, ordinary shares							2,000,000,000	3,508,990
Ordinary shares, par value per share | $ / shares						$ 0.00005			$ 0.00005
Number of shares issued		1,556,667	1,120,000						125,900
Warrants exercise price | $ / shares		$ 6.00	$ 0.10									$ 68.10
Warrants offered to purchase shares			480,000									1,000,000
Options exercise price per share | $ / shares									$ 0.2
Issuance of ordinary shares from exercise of share options, shares							22,029,560		125,900
Combined purchase price of each ADS and accompanying Warrants | $ / shares			$ 10.00
Combined purchase price of each Pre-Funded Warrant and accompanying Warrants | $ / shares			9.90
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures								34,632,130	10,000,000
Number of Class A ordinary shares equivalent to preference share							10,000
Warrant convertible into common stock ratio	1.00%
ADS
Class of Stock [Line Items]
Warrants exercise price | $ / shares												$ 50.00
Warrants offered to purchase shares											1,000,000	1,000,000
Series A Warrants
Class of Stock [Line Items]
Warrants exercise price | $ / shares			$ 11.00
Warrants offered to purchase shares			1,600,000
Series B Warrants
Class of Stock [Line Items]
Warrants exercise price | $ / shares			$ 10.00
Warrants offered to purchase shares			1,600,000
Series A Warrants
Class of Stock [Line Items]
Warrants to purchase										1,556,667
Warrants exercise price | $ / shares		6.60	$ 11.00							$ 6.60
Series B Warrants
Class of Stock [Line Items]
Warrants to purchase										1,556,667
Warrants exercise price | $ / shares		$ 6.00	$ 10.00							$ 6.00
Mr. Man San Vincent Law
Class of Stock [Line Items]
Number of shares issued					65,000
Aggregate consideration from shares issued from exercise of stock options | $					$ 65,000,000
Share price | $ / shares					$ 1.0
Voting power (in percent)					17.66%
Minimum
Class of Stock [Line Items]
Options exercise price per share | $ / shares								$ 0.2
Minimum | Mr. Man San Vincent Law
Class of Stock [Line Items]
Voting power (in percent)					17.66%
Maximum
Class of Stock [Line Items]
Options exercise price per share | $ / shares								$ 1.0
Maximum | Series A Warrants
Class of Stock [Line Items]
Warrants to purchase		1,556,667
Maximum | Series B Warrants
Class of Stock [Line Items]
Warrants to purchase		1,556,667
Maximum | Mr. Man San Vincent Law
Class of Stock [Line Items]
Voting power (in percent)					54.90%		44.17%
Class A Ordinary shares
Class of Stock [Line Items]
Authorized share capital, ordinary shares							1,599,935,000	1,599,935,000
Ordinary shares, par value per share | $ / shares							$ 0.00005	$ 0.00005
Private placement, ordinary shares issued							315,666,650	185,572,963
Conversion of Class B to Class A ordinary shares, shares									10,000,000
Ordinary shares issued						430,127,692	1,063,813,210	710,078,070	430,127,692
Ordinary shares, shares outstanding							1,063,813,210	710,078,070
Number of shares issued						430,127,692		3,508,990
Issuance of ordinary shares from exercise of share options, shares							10,000	38,141,120	125,900
Shares issued for asset acquisition				16,038,930			16,038,930	56,236,295
Aggregate consideration from shares issued from exercise of stock options | $								$ 2,496	$ 27,000
Number of votes per share | Vote							1
Class A Ordinary shares | Business combinations
Class of Stock [Line Items]
Number of shares issued								56,236,295
Class A Ordinary shares | Private Placement
Class of Stock [Line Items]
Number of shares issued								185,572,963
Class A Ordinary shares | Ordinary shares
Class of Stock [Line Items]
Authorized share capital, ordinary shares							1,599,935,000
Class B Ordinary shares
Class of Stock [Line Items]
Authorized share capital, ordinary shares							400,000,000	400,000,000
Ordinary shares, par value per share | $ / shares							$ 0.00005	$ 0.00005
Conversion of Class B to Class A ordinary shares, shares									(10,000,000)
Ordinary shares issued						99	99	99	99
Ordinary shares, shares outstanding						99	99	99	99
Number of votes per share | Vote							10
Class A preference shares
Class of Stock [Line Items]
Private placement, ordinary shares issued								65,000
Preferred stock shares authorized							65,000	65,000
Preference Shares, Shares Authorized							65,000	65,000